Property and Equipment, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	¥ 11,289,000	¥ 11,450,000	¥ 8,091,000
Impairment charges			¥ 0
LVB Focused Online Business Asset Group
Property, Plant and Equipment [Line Items]
Impairment of goodwill and long-lived assets	¥ 17,953,000